Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 575	€ 504
Additions	13	15
Amortization through income statement	(32)	(30)
Acquisitions through business combinations	4	63
Other movements	0	0
Net exchange differences	(40)	23
Ending balance	519	575
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	967
Ending balance	906	967
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(393)
Ending balance	(387)	(393)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	345	291
Additions	0	0
Amortization through income statement	0	0
Acquisitions through business combinations	1	23
Other movements	0	13
Net exchange differences	(34)	19
Ending balance	313	345
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	473
Ending balance	426	473
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(128)
Ending balance	(113)	(128)
Service concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	120	131
Additions	0	2
Amortization through income statement	(14)	(14)
Acquisitions through business combinations	0	0
Other movements	0	0
Net exchange differences	(2)	1
Ending balance	105	120
Service concession rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	311
Ending balance	289	311
Service concession rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(191)
Ending balance	(184)	(191)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	51	48
Additions	12	12
Amortization through income statement	(12)	(11)
Acquisitions through business combinations	0	0
Other movements	0	0
Net exchange differences	(1)	1
Ending balance	49	51
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	85
Ending balance	94	85
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(34)
Ending balance	(45)	(34)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	58	33
Additions	1	1
Amortization through income statement	(6)	(5)
Acquisitions through business combinations	3	40
Other movements	0	(13)
Net exchange differences	(3)	2
Ending balance	52	58
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	98
Ending balance	96	98
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(40)
Ending balance	€ (44)	€ (40)